Interest-Bearing Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Detailed Interest Bearing Loans And Borrowings Abstract
Summary of Interest-bearing Loans and Borrowings

	June 30, 2026	December 31, 2025
Non-current interest-bearing loans and borrowings
Nordic Bonds	173,353	182,783
Total non-current interest-bearing loans and borrowings	173,353	182,783

Current interest-bearing loans and borrowings
Convertible Notes	336,364	333,145
Nordic Bonds	3,647	4,276
Liabilities to credit institutions	4,401	2,845
Total current interest-bearing loans and borrowings	344,412	340,266
Total	517,765	523,049